FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL EXPENSES
Schedule of financial expenses

	2021	2020	2019
Interest on long-term debt	$303.9	$296.4	$298.2
Amortization of financing costs	7.9	8.0	7.9
Interest on lease liabilities[1]	10.5	10.3	10.3
Interest on net defined benefit liability	8.5	7.3	6.8
Gain on foreign currency translation of short-term monetary items	(1.0)	(1.7)	(2.2)
Interest from the parent corporation[2]	—	(41.8)	(35.8)
Other	(3.9)	(0.7)	(2.3)
	$325.9	$277.8	$282.9
[1]	Includes interest on leases liabilities with the parent Corporation of an amount of $2.0 million in 2021 ($2.2 million in 2020 and $2.4 million in 2019).

[2]

From 2018 to 2020, Quebecor entered into various loan agreements with the Corporation pursuant to which the Corporation made available to Quebecor, by way of one or multiple drawdowns, non-revolving unsubordinated or subordinated and unsecured loans. The loans were bearing interest at rates from 3.50% to 5.75%. All loans were fully reimbursed on November 30, 2020.